ENTITY WIDE DISCLOSURES (Assets By Geographic Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fixed assets, net	$ 10,067	$ 10,070	$ 10,108
Israel [Member]
Fixed assets, net	9,388	9,161	9,534
Europe [Member]
Fixed assets, net	675	901	561
North America [Member]
Fixed assets, net	$ 4	$ 8	$ 13